Geographic and Other Information - Revenue by Product and Services (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of products and services [Line Items]
Revenue	₩ 21,330,819	₩ 26,151,781		₩ 29,878,043
Revenue included in forward exchange hedging loss	21,330,819	26,364,737	[1],[2]	29,878,043
TV [member]
Disclosure of products and services [Line Items]
Revenue	4,331,474	6,975,269	[2]	9,466,192
IT [Member]
Disclosure of products and services [Line Items]
Revenue	7,853,034	11,197,954	[2]	12,458,740
Mobile and others [member]
Disclosure of products and services [Line Items]
Revenue	₩ 9,146,311	₩ 8,191,514	[2]	₩ 7,953,111

[1]	Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.
[2]	Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.